Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-Based Compensation Expense
The following table sets forth stock-based compensation included in the Company’s statement of operations and comprehensive loss (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Research and development expense	$567	$3,094	$999	$9,919
General and administrative expense	4,103	4,888	12,614	13,879
Total stock-based compensation expense	$4,670	$7,982	$13,613	$23,798